Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	5 Months Ended	6 Months Ended
	Aug. 07, 2025	Aug. 06, 2025	Aug. 04, 2025	Jul. 10, 2025	Jun. 30, 2025	May 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jul. 30, 2025	May 26, 2025
Subsequent Events [Abstract]
Dividends paid							$ 7,388	$ 2,492
June 2022 Alpha Bank Loan Facility [Member]
Subsequent Events [Abstract]
Margin on variable rate					2.40%	2.90%
Regular Quarterly Dividend for Q1-2025 [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid							Jul. 10, 2025
Dividend payable, date of record							Jun. 27, 2025
Dividend payable, date declared							May 26, 2025
Dividend payable per share (in dollars per share)										$ 0.05
Subsequent Event [Member] | Geniuship [Member]
Subsequent Events [Abstract]
Sales price									$ 21,590
Subsequent Event [Member] | June 2022 Alpha Bank Loan Facility [Member]
Subsequent Events [Abstract]
Margin on variable rate	0.75%
Subsequent Event [Member] | Kowa Kaiun Sale and Leaseback Agreement [Member]
Subsequent Events [Abstract]
Margin on variable rate		2.40%
Financing amount		$ 22,500
Term of charter contract		5 years
Charter hire principal amortization daily bareboat rate		$ 9
Term of variable rate		3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		ship:TermSecuredOvernightFinancingRateSofrMember
Subsequent Event [Member] | Regular Quarterly Dividend for Q1-2025 [Member]
Subsequent Events [Abstract]
Dividends paid				$ 1,045
Subsequent Event [Member] | Regular Quarterly Dividend for Q2-2025 [Member]
Subsequent Events [Abstract]
Dividend payable, date to be paid			Oct. 10, 2025
Dividend payable, date of record			Sep. 29, 2025
Dividend payable, date declared			Aug. 04, 2025
Dividend payable per share (in dollars per share)			$ 0.05